Investments (Details) - Schedule of interest in joint venture - Cresca's [Member] - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Investments (Details) - Schedule of interest in joint venture [Line Items]
Assets	R$ 3,291	R$ 3,207
Current	3,248	3,167
Cash and cash equivalents	134	146
Accounts receivable, inventories and other receivables	3,114	3,021
Noncurrent	43	40
Other noncurrent	43	40
Liabilities	249	244
Current	249	244
Trade payables, taxes and loans	249	244
Total net assets	R$ 3,042	R$ 2,963
Company’s interest – 50%	50.00%	50.00%
Company’s interest in net assets at estimated fair value	R$ 1,521	R$ 1,482
Administrative expenses	(7)	(10)
Other profit/expenses	(10)	(9)
Financial income		41
Finance costs	(45)
Loss for the year	(62)	22
Company’s interest – 50%	(31)	11
Equity method	R$ (31)	R$ 11